Organization and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2026
Machinery [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Machinery [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Office improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Capitalized software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Capitalized software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold property [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	27 years
Leasehold property [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	32 years